Senior Notes and Secured Indebtedness - Maturities of Notes Payable and Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Feb. 24, 2012
Debt Instrument [Line Items]
2013
2014	1,762
2015	7,313	13,248
2016	13,194
2017
Thereafter	325,000	325,000
Total notes payable and Senior Notes	$ 347,269	$ 338,248	$ 384,500